Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2019
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the property and equipment

Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease termor the estimated useful lives

Schedule of estimated useful lives of the intangible assets

Category	Estimated Useful Lives
Student base	5 years
Customer relationship	1-9 years
Trademark	10 years
License	30 years
Franchise agreements	6 years

Schedule of disaggregation of revenues

	Personalized and
	small class
	premium tutoring
Disaggregation of net revenues	services	Others	Total
OneSmart VIP	3,064,994	102,531	3,167,525
Happy Math	514,242	—	514,242
FasTrack	180,452	11,978	192,430
Tianjin Huaying and Hu Dong	119,676	—	119,676
	3,879,364	114,509	3,993,873

ASU 2014-09
Summary of Significant Accounting Policies
Schedule of impact of the adoption of Topic 606

	As of and for the year ended August 31, 2019
		Balances without
		adoption of Topic	Effect change
	As reported	606	higher/(lower)
Net revenues	3,993,873	3,996,085	(2,212)
Cost of revenues	2,072,067	2,096,481	(24,414)
Selling and marketing	816,658	836,256	(19,598)
Other non-current assets	510,697	466,685	44,012
Beginning retained earnings	4,535,042	4,527,371	7,671